Related Party Transactions (Tables)	12 Months Ended
Feb. 28, 2015
Schedule of Related Party Transactions [Table Text Block]
		2015	2014	2013

i)	Incurred consulting fees with a company related by a director in common	$84,000	$84,000	$84,000

ii)	Incurred professional service fees with a company related by a director in common	$528,000	$528,000	$528,000

iii)	Incurred marketing consulting services with a company related by a director in common	$124,225	$80,900	$80,800

iv)	Incurred bottling services from a company related by a director in common	$183,186	$111,519	$89,493

v)	Incurred consulting fees with a company related by an officer in common	$150,000	$150,000	$271,400

vi)	Incurred services from a company related by a director in common	$4,449	$5,355	$3,763

vii)	Purchased supplies from a company related by a director in common	$15,026	$-	$-